Note Payable to Officer	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note Payable to Officer

9. Note Payable to Officer

As ofDecember 31, 2013, the Company’s note payable is payable to Jason Hoisager, the founder of Arabella Exploration LLC, withan outstanding balance of $ 3,007,170. The founder is currently the President of the Company and is a director and majorityshareholder of the Company. The note payable is non-interest bearing and matures in December of 2023.